Net financial income/(expense) - Summary of Net Financial Income/(Expense) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial income
Net financial investment income	$ 2,345	$ 355	$ 366
Unrealized gains on long-term investments	5,322	226	0
Realized gains from long-term investments	1,922	0	0
Unrealized gains on warrant liability	3,114	0	0
Unrealized gains on other derivative financial instruments	105	0	0
Net exchange variation	0	601	501
Other financial income	59	6	60
Total finance income	12,867	1,188	927
Financial expenses
Unrealized losses on long-term investments	0	0	(91)
Unrealized losses on forward	(230)	0	0
Commission and brokerage expenses	(518)	(68)	0
Interest on lease liabilities	(1,807)	(1,022)	(869)
Net exchange variation	(1,350)	0	0
Other financial expenses	(847)	(385)	(159)
Total finance expenses	(4,752)	(1,475)	(1,119)
Net financial income/(expense)	$ 8,115	$ (287)	$ (192)